Acquisitions - Disclosure of total fair value consideration (Details) - Police Ordnance [Member]	Dec. 15, 2021 CAD ($)
Disclosure of detailed information about business combination [line items]
Total purchase consideration at fair value	$ 592,822
Police Ordnance's net assets:
Cash	162,547
Trade and other receivables	104,432
Inventories	352,685
Intangible assets:
Purchase orders	100,000
Customer relationships	50,000
ARWENTM tradename	44,000
Accounts payable and accrued liabilities	82,963
Corporate tax liability	32,338
Contract liabilities	29,861
Borrowings	26,238
Deferred tax liabilities	49,442
Total	$ 592,822